Commitments (Details) - An Arrangement With A Third Party [Member]	12 Months Ended
Mar. 31, 2015 USD ($)
Other Commitments [Line Items]
Fees incurred in the period	$ 200,383
Commitments recorded as accounts payable and accrued expenses	$ 172,246